Acquisition of FPSO Units and Investment in Sevan Marine ASA (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition of FPSO Units and Investment in Sevan Marine ASA [Abstract]
Summarized balance sheet of variable interest entity (VIE)

ASSETS
Cash and cash equivalents	30,963
Other current assets	7,195
Vessels and equipment	322,092
Loan to equity accounted investees	50,000
Deferred tax assets	1,955

Total assets	362,205

LIABILITIES AND EQUITY
Accounts payable	11,860
Accrued liabilities	3,063
Long-term debt (note 8)	220,497
Derivative liabilities	4,969
Other long-term liabilities	1,523

Total liabilities	241,912
Total equity	120,293

Total liabilities and total equity	362,205

Preliminary fair values of the assets acquired and liabilities assumed, including VIE

As at November 30,
2011
$
ASSETS
Cash and cash equivalents	50,230
Other current assets	29,209
Vessels and equipment	869,952
Deferred income taxes	3,307
Investment in Sevan Marine	49,200
Other assets—long-term	659

Total assets acquired	1,002,557

LIABILITIES
Current liabilities	41,376
In-process revenue contracts	158,968
Long-term debt (note 8)	220,497
Other long-term liabilities	6,036
Non-controlling interest	144,600

Total liabilities assumed	571,477

Net assets acquired	431,080

Bargain purchase gain	(58,235)

Cash consideration	372,845

Comparative summarized consolidated pro forma financial information

	Pro Forma Year Ended December 31, 2011 (unaudited) $	Pro Forma Year Ended December 31, 2010 (unaudited) $
Revenues	2,109,929	2,284,336
Net loss	(382,432)	(176,456)
Loss per common share
—Basic	(5.18)	(3.79)
—Diluted	(5.18)	(3.79)